ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from (used in) operating activities	$ 126,889	$ 131,240	$ (165,310)
Net cash used in investing activities	(284,512)	(127,946)	58,562
Net cash generated from (used in) financing activities	34,010	(465,615)	587,471
Domestic [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from (used in) operating activities	122,327	(790)	(61,480)
Net cash used in investing activities	(99,946)	(3,763)	(8,913)
Net cash generated from (used in) financing activities	$ 8,142	$ (25,963)	$ 95,078